Document And Entity Information	Mar. 17, 2020
Document Information [Line Items]
Entity, Registrant Name	GRANITE CONSTRUCTION INCORPORATED
Document, Type	8-K
Document, Period End Date	Mar. 17, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12911
Entity, Tax Identification Number	77-0239383
Entity, Address, Address Line One	585 West Beach Street
Entity, Address, City or Town	Watsonville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95076
City Area Code	831
Local Phone Number	724-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000861459